Short-Term Loan – Third Parties (Details) - Akso Online Meditech Co Ltd [Member]	6 Months Ended
Sep. 30, 2023 USD ($)
Short-Term Loan – Third Parties (Details) [Line Items]
Borrowings	$ 350,000
Percentage of annual interest rate	5.00%
Maturity term	1 year